INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2020
INCOME TAXES
Schedule of current and deferred component of income tax expenses which were attributable to the Company's PRC subsidiaries and VIE and VIE's subsidiaries

	Years ended December 31,
	2018	2019	2020

Current income tax expenses (benefit)	$8,988	$1,944	$(65)
Deferred income tax expenses	—	—	—
Total income tax expenses (benefit)	$8,988	$1,944	$(65)

Schedule of principal components of the deferred tax assets and liabilities

	As of December 31,
	2019	2020

Deferred tax assets
Provision for doubtful accounts	$4,456	$4,761
Accrued payroll and welfare	218	89
Allowance for prepaid expenses and other current assets	5,137	4,839
Accrued liabilities	3,019	2,424
Advertising fee	811	563
Employee education fee	18	19
Goodwill and intangible asset impairment	7,195	6,798
Net operating loss carry forwards	29,707	22,412
Total Deferred tax assets	50,561	41,905
Less valuation allowance	(50,561)	(41,905)

Deferred tax assets, net	$—	$—

Schedule of rollforward of valuation allowances of deferred tax assets

Year ended
December 31, 2020
Balance as of beginning of year	$50,561
Additions	4,070
Reversals	(11,868)
Decrease relating to disposal of entities	(3,355)
Foreign currency translation adjustments	2,497
Balance as of end of year	$41,905

Schedule of reconciliation between the income taxes expense (benefit) computed by applying the PRC tax rate to income (loss) before income taxes and the actual provision for income taxes

	Years ended December 31,
	2018	2019	2020

Loss before provision of income tax	$(58,428)	$(29,012)	$(16,935)
PRC statutory income tax rate	25%	25%	25%
Income tax at statutory tax rate	(14,607)	(7,250)	(4,234)
Taxable deemed interest income from inter-company interest-free loans	4,298	2,218	(66)
Net operating loss not applicable for carryforward	—	13,548	14,820
Non-deductible expenses	6,471	(1,340)	44
Non-deductible expenses related to share-based compensation	7,901	2,102	3,830
Non-taxable income from fair value change gain of contingent consideration	—	(5,166)	(257)
Impairment of goodwill	—	2,322	—
Effect of income tax rate differences in jurisdictions other than the PRC	7,426	(87)	675
Effects of Company cancellation	—	205	(3,723)
Changes in valuation allowance	(2,501)	(4,608)	(11,154)
Income tax expenses (benefit)	$8,988	$1,944	$(65)